Income Taxes - Summary of Tax Credit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income credit / (tax)
- Current year	$ (8,279)	$ (4,087)	$ 10,320
- Prior years	3,484		(767)
Total current income credit / (tax)	(4,795)	(4,087)	9,553
Deferred income tax credit
- Current year	475	1,243	393
- Prior years	0	0	0
Total deferred income credit	475	1,243	393
Total income tax credit/(expense)	$ (4,320)	$ (2,844)	$ 9,946